Note 11 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Notes Tables
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2014	2013
Deferred tax assets:
Net operating loss carryforward	$22,831,626	$21,983,109
Research and development tax credit carryforward	825,896	799,248
Stock-based compensation expense	2,396,805	2,233,909
Total deferred tax assets	26,054,327	25,016,266

Deferred tax liabilities
Depreciation	(7,149)	(13,386)
Total deferred tax liabilities	(7,149)	(13,386)

Net deferred tax assets	26,047,178	25,002,881
Valuation allowance	(26,047,178)	(25,002,881)
	$-0-	$-0-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2014	2013	2012
U.S. federal statutory rate applied to pretax loss	$(929,409)	$(776,881)	$(725,948)
Permanent differences	1,734	3,138	2,674
Research and development credits	26,648	14,047	21,236
Change in valuation allowance	901,027	759,696	702,038
Reported income tax expense	$-0-	$-0-	$-0-